Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		6 Months Ended
		Jun. 30, 2019 USD ($) $ / MMBTU $ / MWh	Dec. 31, 2018 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 209	$ 294
Fair Value of Derivative Liabilities		626	279
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		83	93
Fair Value of Derivative Liabilities		358	103
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		5,710	5,156
Total liabilities		626	279
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		2,611	2,297
Total liabilities		358	103
Fair Value, Measurements, Recurring | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		188	250
Fair Value of Derivative Liabilities		69	135
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		83	90
Fair Value of Derivative Liabilities		26	15
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		84	70
Total liabilities		9	6
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		81	66
Total liabilities		4	6
Fair Value, Measurements, Recurring | Level 3 | Derivative Financial Instruments, Liabilities | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total liabilities		4
Fair Value, Measurements, Recurring | Level 3 | Assets | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		81
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		84	70
Fair Value of Derivative Liabilities		9	6
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		81	66
Fair Value of Derivative Liabilities		4	$ 6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		7
Fair Value of Derivative Liabilities		3
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Derivative Financial Instruments, Liabilities | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities		3
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Assets | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 7
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(4)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(4)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Minimum | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Maximum | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Derivative Financial Instruments, Liabilities | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	0
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | FTRs [Member] | Commodity | Weighted Average | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[3]	$ 76
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Assets | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[3]	$ 74
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Minimum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Minimum | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Maximum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	6
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Maximum | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	3
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Weighted Average | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted Cash Flow [Member] | Natural Gas | Commodity | Weighted Average | Assets | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(1)
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 1
Fair Value of Derivative Liabilities		6
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Derivative Financial Instruments, Liabilities | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities		$ 1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	2.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Derivative Financial Instruments, Liabilities | Price Volatility [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	20.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	2
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Minimum | Assets | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	2.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	8
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	7
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum | Derivative Financial Instruments, Liabilities | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	71.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum | Derivative Financial Instruments, Liabilities | Price Volatility [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	71.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1]	12
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Maximum | Assets | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	34.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Market Price [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	3
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[4]	29.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Derivative Financial Instruments, Liabilities | Price Volatility [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[4]	38.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Assets | Market Price [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	4
Fair Value, Measurements, Recurring | Level 3 | Option Model [Member] | Natural Gas | Physical Options [Member] | Weighted Average | Assets | Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[4]	19.00%

[1]	Represents market prices beyond defined terms for Levels 1 and 2.
[2]	Averages weighted by volume.
[3]	Includes basis.
[4]	Represents volatilities unrepresented in published markets.